Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Software	– 5 years
Trademarks	– 10 years
Patents	– 10 years

Schedule of reconciliation of basic and diluted net loss per share
	Year Ended December 31,
	2018	2017	2016
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$(11,927,536)	$(6,810,454)	$(13,049,031)
Weighted average ordinary stock outstanding - basic and diluted	72,919,624	1	1
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(0.16)	$(6,810,454)	$(13,049,031)

Schedule of major customers
	Year Ended December 31,
Customer	2018	2017	2016
A	26%	81%	*
B	26%	*	*
C	25%	*	*
D	14%	*	*
E	*	14%	*
F	*	*	22%
G	*	*	20%
H	*	*	15%
I	*	*	13%

	December 31,
Customer	2018	2017
A	23%	49%
B	24%	*
C	24%	*
D	13%	*
E	12%	41%

*	less than 10%